Summary of Significant Accounting Policies - Schedule of Intangible Assets Estimated Useful Lives (Details)	Jun. 30, 2025
Software [Member] | Minimum [Member]
Schedule of Intangible Assets Estimated Useful Lives [Line Items]
Estimated useful life	1 year
Software [Member] | Maximum [Member]
Schedule of Intangible Assets Estimated Useful Lives [Line Items]
Estimated useful life	2 years
Brand Name [Member]
Schedule of Intangible Assets Estimated Useful Lives [Line Items]
Estimated useful life	5 years
Intellectual property rights (“IP Rights”) [Member]
Schedule of Intangible Assets Estimated Useful Lives [Line Items]
Estimated useful life	10 years
Licensed intellectual properties (“Licensed IPs”) [Member] | Minimum [Member]
Schedule of Intangible Assets Estimated Useful Lives [Line Items]
Estimated useful life	2 years
Licensed intellectual properties (“Licensed IPs”) [Member] | Maximum [Member]
Schedule of Intangible Assets Estimated Useful Lives [Line Items]
Estimated useful life	10 years
Channel relationship [Member]
Schedule of Intangible Assets Estimated Useful Lives [Line Items]
Estimated useful life	3 years